Commitments and Contingencies - Warranty Reserve Rollforward (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 56.0	$ 52.5
Service and product warranty provision	75.3	64.1
Payments	(62.1)	(60.8)
Foreign currency translation	(2.8)	0.2
Ending balance	$ 66.4	$ 56.0